Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Components of Provision for Income Taxes
The provision for income taxes consists of the following components:

	2020	2019	2018
Current tax expense	$2,036	$1,446	$2,389
Deferred tax (benefit) expense	12	367	(134)
Total income taxes	$2,048	$1,813	$2,255

Deferred Tax Assets and Liabilities
The source of deferred tax assets and deferred tax liabilities at December 31:

	2020	2019
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,557	$1,364
Deferred compensation	1,822	1,700
Deferred loan fees/costs	136	110
Other real estate owned	1	4
Accrued bonus	212	204
Purchase accounting adjustments	18	24
Net operating loss	99	115
Lease liability	235	274
Other	339	346
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(100)	(77)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(647)	(140)
Prepaid expenses	(202)	(182)
Depreciation and amortization	(894)	(579)
Right-of-use asset	(235)	(274)
Other	----	----
Net deferred tax asset	$1,665	$2,213

Reconciliation of Income Tax Provision
The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2020	2019	2018
Statutory tax	$2,584	$2,461	$2,982
Effect of nontaxable interest	(348)	(336)	(352)
Effect of nontaxable insurance premiums	(210)	(212)	(218)
Income from bank owned insurance, net	(161)	(141)	(142)
Effect of postretirement benefits	124	54	20
Effect of state income tax	125	100	33
Tax credits	(102)	(145)	(217)
Other items	36	32	149
Total income taxes	$2,048	$1,813	$2,255